FINANCIAL RISK MANAGEMENT (Details Narrative) - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Financial Risk Management
Current assets (liabilities)	$ 9,838,966	$ 13,685,669	$ 1,617,002
Assets (liabilities)	$ 15,846,601	23,010,124	$ 19,483,840
Current assets		13,720,318
Net liabilities		$ 23,009,868